CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2015	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	15,515	49,858	35,629	94,626	173,057	463,124
Salaries and benefits	71,871	70,437	146,027	142,217	293,096	513,418
Public relations	2,233	15,017	7,837	55,603	136,453	210,776
Depreciation	6,298	6,203	12,596	14,489	27,324	32,827
Legal	25,075	7,124	46,501	48,937	79,117	177,472
Professional services	12,511	31,495	30,694	55,645	89,785	51,115
General and administrative	57,995	64,453	90,805	111,112	223,128	268,236
Travel	2,077	7,016	3,549	17,197	24,824	46,268
Net operating expenses	193,575	251,603	373,638	539,826	1,046,784	1,763,236
Loss from operations	(193,575)	(251,603)	(373,638)	(539,826)	(1,046,784)	(1,763,236)
Other income (expense):
Interest income	0	1	1	3	5	15
Interest expense	(158,362)	(129,472)	(592,458)	(414,690)	(643,430)	(522,953)
Gain (loss) on settlement of debt	72,308	0	72,308	5,322,943	5,322,943	0
Gain (loss) on change in fair value of derivative liability	10,489	(11,719)	83,999	262,912	482,697	(31,873)
Total other income (expense)	(75,565)	(141,190)	(436,150)	5,171,168	5,162,215	(554,811)
Net income (loss)	$ (269,140)	$ (392,793)	$ (809,788)	$ 4,631,342	$ 4,115,431	$ (2,318,047)
Basic net income (loss) per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00
Diluted net income (loss) per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00
Basic weighted average number of shares of common stock outstanding	1,154,233,598	879,594,977	1,058,515,905	863,351,209	884,138,341	803,439,114
Diluted weighted average number of shares of common stock outstanding	1,154,233,598	879,594,977	1,058,515,905	906,509,670	1,004,926,936	803,439,114